Share-Based Payments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Share-Based Payments
26.	SHARE-BASED PAYMENTS[19]

Different share and share option programs allow company senior management and members of the board of directors to receive or acquire shares of AB InBev or Ambev. AB InBev has three primary share-based compensation plans, the share-based compensation plan (“Share-Based Compensation Plan”), established in 2006 and amended as from 2010, the long-term incentive warrant plan (“LTI Warrant Plan”), established in 1999 and replaced by a long-term incentive stock option plan for directors (“LTI Stock Option Plan Directors”) in 2014, and the long-term incentive stock-option plan for executives (“LTI Stock Option Plan Executives”), established in 2009. For all option plans, the fair value of share-based payment compensation is estimated at grant date, using a binomial Hull model, modified to reflect the IFRS 2 Share-based Payment requirement that assumptions about forfeiture before the end of the vesting period cannot impact the fair value of the option. All the company share-based payment plans are equity-settled.

Share-based payment transactions resulted in a total expense of 359m US dollar for the year 2017, as compared to 228m US dollar for the year 2016 and 225m US dollar for the year 2015.

AB INBEV SHARE-BASED COMPENSATION PROGRAMS

Share-Based Compensation Plan

As from 1 January 2010, the structure of the Share-Based Compensation Plan for certain executives, including the executive board of management and other senior management in the general headquarters, has been modified. From 1 January 2011, the new plan structure applies to all other senior management. Under this plan, the executive board of management and other senior employees will receive their bonus in cash but have the choice to invest some or all of the value of their bonus in AB InBev shares with a five-year vesting period, referred to as bonus shares. Such voluntary investment leads to a 10% discount to the market price of the shares. The company will also match such voluntary investment by granting three matching shares for each bonus share voluntarily invested in, up to a limited total percentage of each

[19]	Amounts have been converted to US dollar at the average rate of the period, unless otherwise indicated.

participant’s bonus. The percentage of the variable compensation that is entitled to get matching shares varies depending on the position of the executive. The matching is based on the gross amount of the variable compensation invested. The discount shares and matching shares are granted in the form of restricted stock units which have a five-year vesting period. Additionally, the holders of the restricted stock units may be entitled to receive from AB InBev additional restricted stock units equal to the dividends declared since the restricted stock units were granted.

During 2017, AB InBev issued 0.3m of matching restricted stock units in relation to bonus granted to company employees and management. These matching restricted stock units are valued at the share price at the day of grant representing a fair value of approximately 31m US dollar and cliff vest after five years. During 2016, AB InBev issued 0.7m of matching restricted stock units in relation to bonus granted to company employees and management. These matching restricted stock units are valued at the share price at the day of grant representing a fair value of approximately 85m US dollar and cliff vest after five years.

LTI Stock Option Plan for Directors

Before 2014, the company issued regularly warrants, or rights to subscribe for newly issued shares under the LTI Warrant Plan for the benefit of directors and, until 2006, for the benefit of members of the executive board of management and other senior employees. LTI warrants were subject to a vesting period ranging from one to three years. Forfeiture of a warrant occurs in certain circumstances when the holder leaves the company’s employment.

Since 2007, members of the executive board of management and other employees are no longer eligible to receive warrants under the LTI Warrant Plan, but instead receive a portion of their compensation in the form of shares and options granted under the Share-Based Compensation Plan and the LTI Stock Option Plan Executives.

Since 2014, directors are no longer eligible to receive warrants under the LTI Warrant Plan. Instead, on 30 April 2014, the annual shareholders meeting decided to replace the LTI Warrant Plan by a LTI Stock Option plan for directors. As a result, grants for directors now consist of LTI stock options instead of LTI warrants (i.e. the right to purchase existing shares instead of the right to subscribe to newly issued shares). Grants are made annually at the company’s shareholders meeting on a discretionary basis upon recommendation of the Remuneration Committee. The LTI stock options have an exercise price that is set equal to the market price at the time of the granting, a maximum lifetime of 10 years and an exercise period that starts after 5 years. The LTI stock options cliff vest after 5 years. Unvested options are subject to specific forfeiture provisions in the event that the directorship is not renewed upon the expiry of its term or is terminated in the course of its term, both due to a breach of duty by the director.

Furthermore, at the annual shareholders meeting of 30 April 2014, all outstanding LTI warrants granted under the company’s LTI Warrant Plan were converted into LTI stock options, i.e. the right to purchase existing ordinary shares of Anheuser-Busch InBev SA/NV instead of the right to subscribe to newly issued shares. All other terms and conditions of the existing grants under the LTI Warrant Plan remain unchanged.

AB InBev granted 0.2m stock options to members of the board of directors during 2017 representing a fair value of approximately 4m US dollar (2016: 0.2m stock options with a fair value of approximately 5m US dollar).

LTI Stock Option Plan for Executives

As from 1 July 2009, senior employees are eligible for an annual long-term incentive to be paid out in LTI stock options (or, in future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential.

During 2017 AB InBev issued 7.8m LTI stock options with an estimated fair value of 149m US dollar, whereby 1.4m options relate to American Depositary Shares (ADSs) and 6.4m options to AB InBev shares. In December 2016 AB InBev issued 4.6m LTI stock options with an estimated fair value of 83m US dollar, whereby 1.3m options relate to American Depositary Shares (ADSs) and 3.3m options to AB InBev shares.

Exceptional incentive stock options

During 2017, approximately 6.5m options were granted to a selected group of members of the senior management of the company considering the significant contribution that these employees can make to the success of the company and the achievement of integration benefits. Each option gives the grantee the right to purchase one existing AB InBev share. The options granted have an estimated fair value of 118m US dollar (2016: 13.2m options with an estimated fair value of 228m US dollar).

The options have a duration of 10 years from grant and vest on 1 January 2022. The options only become exercisable provided a performance test is met. Members of the Executive Board of Management were granted an aggregate amount of 1.8m options under this program.

During 2017, approximately 0.8m options were granted to employees of SAB. The grant results from the commitment that AB InBev has made under the terms of the combination with SAB, that it would, for at least one year, preserve the terms and conditions for employment of all employees that remain with SAB. Each option gives the grantee the right to purchase one existing AB InBev share. The options granted have an estimated fair value of 14m US dollar (2016: 1.3m options with an estimated fair value of 29m US dollar).

The options have a duration of 10 years as from granting and vest after 3 years. Specific forfeiture rules apply if the employee leaves the company before the vesting date.

During 2017, approximately 18m options were granted to a selected group of members of the senior management of the company, including a number of members of our Executive Board of Management, under a new long term special incentive Plan which is designed to incentivize and retain senior leaders who are considered to be instrumental in achieving our long-term growth agenda over the next 10 years. Each option gives the grantee the right to purchase one existing AB InBev share. The options granted have an estimated fair value of 360m US dollar.

The options have a duration of 15 years from grant and vest on 1 January 2028. The options only become exercisable provided a performance test is met. Specific forfeiture rules apply if the employee leaves the company before the performance test achievement or vesting date.

Performance related incentive plan for Disruptive Growth Function

In 2016 the company implemented a new performance related incentive plan which will substitute the long-term incentive stock option plan for executives of the Disruptive Growth Function. This function was created in 2015 to accelerate new business development opportunities, focusing on initiatives in e-commerce, mobile, craft and branded experiences such as brew pubs.

During 2017, approximately 2.0m performance units were granted to senior management of the Disruptive Growth Function (2016: approximately 2.4m performance units). The value of the performance units will depend on the return of the Disruptive Growth business area. Out of these, 0.2m performance units were granted to a member of the Executive Board of Management.

The units vest after 5 years provided a performance test is met. Specific forfeiture rules apply in case the executive leaves the company.

Other Grants

AB InBev has in place three specific long-term incentive programs.

One program allows for the offer of restricted stock units to certain employees in certain specific circumstances, whereby grants are made at the discretion of the CEO, e.g. to compensate for assignments of expatriates in countries with difficult living conditions. The restricted stock units vest after five years and in case of termination of service before the vesting date, special forfeiture rules apply. In 2017, 0.1m restricted stock units with an estimated fair value of 9m US dollar were granted under this program to a selected number of employees (2016: 0.4m restricted stock units with an estimated fair value of 40m US dollar).

A second program allows for the exceptional offer of restricted stock units to certain employees at the discretion of the Remuneration Committee of AB InBev as a long-term retention incentive for key employees of the company. Employees eligible to receive a grant under this program receive two series of restricted stock units, the first half of the restricted stock units vesting after five years, the second half after ten years. In case of termination of service before the vesting date, special forfeiture rules apply. As of 2017, instead of restricted stock units, stock options may be granted under the program with similar vesting and forfeiture rules. During 2017, 0.8m options were granted under the program to a member of the Executive Board of Management. Each option gives the grantee the right to purchase one existing AB InBev share. The options granted have an estimated fair value of 15m US dollar. In 2016, 0.2m restricted stock units with an estimated fair value of 18m US dollar were granted under this program to a selected number of employees.

A third program allows certain employees to purchase company shares at a discount aimed as a long-term retention incentive for (i) high-potential employees of the company, who are at a mid-manager level (“People bet share purchase program”) or (ii) for newly hired employees. The voluntary investment in company shares leads to the grant of an amount of matching restricted stock units or stock options which vest after 5 years. In case of termination before the vesting date, special forfeiture rules apply. In 2017, employees purchased 0.1m shares under this program for the equivalent of 5 m US dollar (2016: equivalent of 0.5m US dollar). Out of these, 0.1m shares were purchased by a member of the Executive Board of Management.

In order to maintain consistency of benefits granted to executives and to encourage international mobility of executives, an options exchange program can be executed whereby unvested options are exchanged against restricted shares that remain locked-up until 5 years after the end of the initial vesting period. In 2017, 0.3m options were exchanged against ordinary blocked shares. In 2016, no unvested options were exchanged against ordinary blocked shares. The shares that result from the exercise of the options must in principle remain locked-up until 31 December 2023. Furthermore, certain options granted have been modified whereby the dividend protected feature of these options have been cancelled and compensated by the issuance of new additional options. In 2017, no new options were issued. In 2016, 0.2m new options were issued, representing the economic value of the dividend protection feature.

The weighted average fair value of the options and assumptions used in applying the AB InBev option pricing model for the 2017 grants of awards described above are as follows:

Amounts in US dollar unless otherwise indicated[20]	2017	2016	2015

Fair value of options granted	19.94	17.40	21.78
Share price	117.77	103.77	125.29
Exercise price	117.77	103.77	125.29
Expected volatility	23%	24%	24%
Expected dividends	3.00%	3.00%	3.00%
Risk-free interest rate	0.72%	0.54%	0.82%

Expected volatility is based on historical volatility calculated using 3 295 days of historical data. In the determination of the expected volatility, AB InBev is excluding the volatility measured during the period 15 July 2008 until 30 April 2009, in view of the extreme market conditions experienced during that period. The binomial Hull model assumes that all employees would immediately exercise their options if the AB InBev share price is 2.5 times above the exercise price. As a result, no single expected option life applies.

[20]	Amounts have been converted to US dollar at the closing rate of the respective period.

The total number of outstanding AB InBev options developed as follows:

Million options	2017	2016	2015

Options outstanding at 1 January	64.9	47.6	45.6
Options issued during the year	35.0	20.4	9.7
Options exercised during the year	(3.0)	(2.2)	(6.6)
Options forfeited during the year	(3.9)	(0.9)	(1.1)

Options outstanding at the end of December	93.0	64.9	47.6

The range of exercise prices of the outstanding options is between 10.32 euro (12.38 US dollar)[1] and 121.95 euro (146.25 US dollar) while the weighted average remaining contractual life is 7.32 years.

Of the 93.0m outstanding options 9.8m are vested at 31 December 2017.

The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar[1]	2017	2016	2015

Options outstanding at 1 January	76.25	64.50	51.35
Granted during the year	117.24	104.71	126.67
Exercised during the year	38.94	32.45	32.47
Forfeited during the year	108.26	88.68	54.88
Outstanding at the end of December	98.32	76.25	64.50
Exercisable at the end of December	59.66	40.62	37.15

For share options exercised during 2017, the weighted average share price at the date of exercise was 102.60 euro (123.04 US dollar).

The total number of outstanding AB InBev restricted stock units developed as follows:

Million restricted stock units	2017	2016	2015

Restricted stock units outstanding at 1 January	5.8	5.6	5.8
Restricted stock units issued during the year	0.7	1.4	1.0
Restricted stock units exercised during the year	(0.7)	(1.1)	(1.0)
Restricted stock units forfeited during the year	(0.4)	(0.1)	(0.2)

Restricted stock units outstanding at the end of December	5.4	5.8	5.6

AMBEV SHARE-BASED COMPENSATION PROGRAMS

Since 2005, Ambev has had a plan which is substantially similar to the Share-based compensation plan under which bonuses granted to company employees and management are partially settled in shares. Under the Share-based compensation plan, Ambev issued 0.8 m restricted stock units in 2017 with an estimated fair value of 5m US dollar.

As from 2010, senior employees are eligible for an annual long-term incentive to be paid out in Ambev LTI stock options (or, in future, similar share-based instruments), depending on management’s assessment of the employee’s performance and future potential. In 2017, Ambev granted 20.4m LTI stock options with an estimated fair value of 42m US dollar (2016: 24.8m LTI stock options with an estimated fair value of 44m US dollar).

The weighted fair value of the options and assumptions used in applying a binomial option pricing model for the 2017 Ambev grants are as follows:

Amounts in US dollar unless otherwise indicated[21]	2017	2016	2015

Fair value of options granted	1.97	1.90	2.01
Share price	5.99	5.27	4.72
Exercise price	5.99	5.27	4.72
Expected volatility	27%	27%	27%
Expected dividends	0.00% - 5.00%	0.00% - 5.00%	0.00% - 5.00%
Risk-free interest rate	10.10%	12.40%	15.90%

The total number of outstanding Ambev options developed as follows:

Million options	2017	2016	2015

Options outstanding at 1 January	131.3	121.7	126.1
Options issued during the year	20.4	24.8	16.6
Options exercised during the year	(13.5)	(11.6)	(20.0)
Options forfeited during the year	(2.9)	(3.7)	(1.0)

Options outstanding at the end of December	135.2	131.3	121.7

[21]	Amounts have been converted to US dollar at the closing rate of the respective period.

The range of exercise prices of the outstanding options is between 0.01 Brazilian real (0.00 US dollar) and 26.09 Brazilian real (7.89 US dollar) while the weighted average remaining contractual life is 6.40 years.

Of the 135.2m outstanding options 40.2m options are vested at 31 December 2017.

The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar[1]	2017	2016	2015

Options outstanding at 1 January	4.19	3.17	3.79
Granted during the year	5.99	5.27	4.72
Exercised during the year	1.76	0.77	1.29
Forfeited during the year	5.41	3.94	5.21
Outstanding at the end of December	4.92	4.26	3.17
Exercisable at the end of December	1.14	1.12	0.84

For share options exercised during 2017, the weighted average share price at the date of exercise was 18.87 Brazilian real (5.71 US dollar).

The total number of outstanding Ambev restricted stock units developed as follows:

Million restricted stock units	2017	2016	2015

Restricted stock units outstanding at 1 January	19.3	19.1	17.5
Restricted stock units issued during the year	0.8	7.3	2.7
Restricted stock units exercised during the year	(2.9)	(6.1)	(0.8)
Restricted stock units forfeited during the year	(0.9)	(1.0)	(0.3)

Restricted stock units outstanding at the end of December	16.3	19.3	19.1

Additionally, as a means of creating a long term incentive (wealth incentive) for certain senior employees and members of management considered as having “high potential,” share appreciation rights in the form of phantom stocks have been granted to those employees, pursuant to which the beneficiary shall receive two separate lots – Lot A and Lot B – subject to lockup periods of five and ten years, respectively.

During 2017, a limited number of Ambev shareholders who are part of the senior management of AB InBev were given the opportunity to exchange Ambev shares against a total of 0.1m AB InBev shares (0.3m AB InBev shares in 2016) at a discount of 16.7% provided that they stay in service for another five years. The fair value of this transaction amounts to approximately 2m US dollar (5m US dollar in 2016) and is expensed over the five years’ service period. The fair values of the Ambev and AB InBev shares were determined based on the market price.